Non-Financial Assets - Prepaid expenses (Details) € in Thousands	12 Months Ended
Dec. 31, 2021 EUR (€)
Non-Financial Assets
Prepayments for acqusition of fixed assets	€ 6,852
Prepayments for multi-year supplier contracts	€ 11,185